Commitments and Contingencies (Details Textual)			6 Months Ended	12 Months Ended
	Feb. 24, 2023 USD ($)	May 27, 2021 shares	Jun. 30, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Mar. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 05, 2021 USD ($) $ / shares shares	Nov. 02, 2021 $ / shares shares
Loss Contingency, Maximum Amount of Indemnification Limit				$ 2,000,000						$ 2,000,000
Cash			$ 2,029,000	5,758,000					$ 11,805,000
Fifth Wall Acquisition Corp. III [Member]
Cash			$ 55,000	$ 443,000
Maximum number of demands for registration of securities | item			3	3
Lock-up period			30 days	30 days
Accrued expenses			$ 0	$ 0					0
Period of day option from final prospectus relating to IPO			45 days	45 days
Number of shares granted to underwriters | shares		2,500,000	3,750,000	3,750,000
Underwriting discount per Public Share | $ / shares			$ 0.2	$ 0.2
Aggregate underwriting discount paid			$ 5,500,000	$ 5,500,000
Deferred underwriting fee payable per Public Share | $ / shares			$ 0.35	$ 0.35
Aggregate deferred underwriting fee payable			$ 9,600,000	$ 9,600,000
Deferred underwriting commission waived	$ 3,609,375
Deferred underwriting commissions			0	3,609,375			$ 6,015,625	$ 6,015,625	$ 9,625,000
Gain from settlement of deferred underwriting commissions			$ 6,000,000	$ 6,000,000
Asset Pledged as Collateral [Member] | Appeals Bond [Member]
Cash					$ 700,000
Alleged Commission for Proposed Sale of Fort Worth Taylor Parking Facility [Member] | Pending Litigation [Member]
Loss Contingency, Estimate of Possible Loss						$ 700,000
Purchase Agreement With Company, Operating Partnership, and HSCP Strategic III, L.P. [Member] | OP Units [Member]
Limited Partners' Capital Account, Units Issued (in shares) | shares										900,506	1,702,128
Limited Partner, Option to Purchase Units, Price Per Share (in dollars per share) | $ / shares										$ 11.75	$ 11.75